Fair Value of Financial Instruments and Fair Value Measurements, Quantitative Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Impaired Loans [Member] | Commercial [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	$ 1,019,084		$ 1,030,877
Impaired Loans [Member] | Sales Comparison [Member] | Commercial [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	0.00%		(45.00%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	10.00%		0.00%
Impaired Loans [Member] | Sales Comparison [Member] | Commercial [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	15.00%		80.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	50.00%		80.00%
Impaired Loans [Member] | Sales Comparison [Member] | Commercial [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	7.50%		17.50%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	30.00%		40.00%
Impaired Loans [Member] | Income Approach [Member] | Commercial [Member] | Nonrecurring [Member]
Unobservable Inputs [Abstract]
Capitalization Rate (in hundredths)			8.50%
Real Estate [Member] | Commercial Construction [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	2,641,041		5,885,060
Real Estate [Member] | Residential Real Estate [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	1,323,296		3,581,317
Real Estate [Member] | Commercial Real Estate [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	5,450,788		11,508,896
Real Estate [Member] | Farmland [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	1,241,482
Real Estate [Member] | Sales Comparison [Member] | Commercial Construction [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	(16.00%)		0.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	0.00%		0.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Construction [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	28.00%		45.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	10.00%		40.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Construction [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	6.00%		22.50%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	5.00%		20.00%
Real Estate [Member] | Sales Comparison [Member] | Residential Real Estate [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	0.00%		0.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	0.00%		0.00%
Real Estate [Member] | Sales Comparison [Member] | Residential Real Estate [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	46.00%		24.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	25.00%		40.00%
Real Estate [Member] | Sales Comparison [Member] | Residential Real Estate [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	23.00%		12.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	12.50%		20.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Real Estate [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	(27.20%)		(7.40%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	25.00%		0.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Real Estate [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	216.80%		73.70%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	90.00%		40.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Real Estate [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	94.80%		32.95%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	57.50%		20.00%
Real Estate [Member] | Sales Comparison [Member] | Farmland [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	(55.00%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	10.00%
Real Estate [Member] | Sales Comparison [Member] | Farmland [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	388.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	35.00%
Real Estate [Member] | Sales Comparison [Member] | Farmland [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	166.50%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	22.50%
Real Estate [Member] | Income Approach [Member] | Commercial Construction [Member] | Nonrecurring [Member]
Unobservable Inputs [Abstract]
Capitalization Rate (in hundredths)	8.50%
Discount Rate (in hundredths)			7.94%
Real Estate [Member] | Income Approach [Member] | Residential Real Estate [Member] | Nonrecurring [Member]
Unobservable Inputs [Abstract]
Capitalization Rate (in hundredths)			8.90%
Real Estate [Member] | Income Approach [Member] | Commercial Real Estate [Member] | Nonrecurring [Member]
Unobservable Inputs [Abstract]
Capitalization Rate (in hundredths)	11.00%		9.50%
Discount Rate (in hundredths)			5.13%
Other Real Estate Owned [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	7,019,799		8,817,204
Other Real Estate Owned [Member] | Sales Comparison [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	(10.00%)		(35.00%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	0.36%		3.10%
Other Real Estate Owned [Member] | Sales Comparison [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	319.10%		129.50%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	87.81%		61.32%
Other Real Estate Owned [Member] | Sales Comparison [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	154.55%		47.25%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	29.99%		32.33%
Other Real Estate Owned [Member] | Income Approach [Member] | Nonrecurring [Member]
Unobservable Inputs [Abstract]
Discount Rate (in hundredths)	10.00%		3.00%
State, County and Municipal [Member] | Recurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	$ 941,265
State, County and Municipal [Member] | Discounted Cash Flow Member] | Recurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Discount Rate (in hundredths)		[1]

[1]	The Company relies on a third-party pricing service to value its municipal securities. The details of the unobservable inputs and other adjustments used by the third-party pricing service were not readily available to the Company.